UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments

As of June 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.0%)
U.S. Government Securities (2.9%)
	U.S. Treasury Bond	4.250%	5/15/39	97,000	95,879
	U.S. Treasury Note	2.375%	8/31/10	16,500	16,843
	U.S. Treasury Note	1.375%	5/15/12	235,000	233,752

					346,474
Agency Bonds and Notes (1.1%)
[1,2]	Federal Home Loan Bank	5.500%	7/15/36	42,000	43,824
[1,2]	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	50,000	53,840
[1]	Tennessee Valley Auth.	4.375%	6/15/15	35,000	36,977

					134,641
Conventional Mortgage-Backed Securities (3.0%)
[1,2]	Federal National Mortgage Assn.	4.500%	8/1/33–2/1/39	111,501	111,420
[1,2]	Federal National Mortgage Assn.	5.000%	8/1/39	18,000	18,242
[2]	Government National Mortgage Assn.	5.000%	4/15/33–1/15/39	48,985	50,106
[2]	Government National Mortgage Assn.	5.500%	7/15/34–9/15/38	117,362	121,332
[2]	Government National Mortgage Assn.	6.000%	6/15/31–7/15/35	263	275
[2]	Government National Mortgage Assn.	6.500%	4/15/32–9/15/38	52,774	56,094

					357,469
Total U.S. Government and Agency Obligations (Cost $833,697)					838,584
Corporate Bonds (46.9%)
Finance (20.5%)
	Banking (14.0%)
	American Express Co.	7.250%	5/20/14	17,000	17,641
	American Express Co.	5.500%	9/12/16	25,000	23,074
	American Express Co.	6.150%	8/28/17	35,000	32,722
[3]	ANZ National Bank International Ltd.	6.200%	7/19/13	18,665	19,183
	Banc One Corp.	7.750%	7/15/25	25,000	24,391
	Bank of America Corp.	4.875%	1/15/13	43,100	42,349
	Bank of America Corp.	7.375%	5/15/14	12,590	13,018
	Bank of America Corp.	5.375%	6/15/14	25,525	24,603
	Bank of America Corp.	5.625%	10/14/16	22,500	20,417
	Bank of New York Mellon	4.300%	5/15/14	24,670	25,218
	Bank of New York Mellon	5.450%	5/15/19	10,965	11,237
[3]	Bank of Scotland PLC	4.000%	9/15/09	10,000	9,933
	Barclays Bank PLC	6.750%	5/22/19	18,605	18,570
	BB&T Corp.	6.500%	8/1/11	25,000	25,898
	BB&T Corp.	4.750%	10/1/12	16,000	16,087
	BB&T Corp.	5.250%	11/1/19	19,000	17,041
	Capital One Financial Corp.	7.375%	5/23/14	3,335	3,432

	Citicorp	6.650%	12/15/10	25,000	24,259
	Citigroup, Inc.	4.125%	2/22/10	12,000	12,003
	Citigroup, Inc.	6.500%	1/18/11	10,000	10,154
	Citigroup, Inc.	8.500%	5/22/19	18,000	18,291
	Citigroup, Inc.	6.625%	6/15/32	9,000	7,185
	Citigroup, Inc.	6.000%	10/31/33	15,000	10,997
	Citigroup, Inc.	5.850%	12/11/34	15,000	11,864
	Citigroup, Inc.	6.125%	8/25/36	50,000	37,598
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	23,825	24,512
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	28,400	28,743
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	13,300	14,182
	Deutsche Bank AG London	4.875%	5/20/13	30,000	30,851
	Fifth Third Bancorp.	4.200%	2/23/10	33,000	33,000
	Goldman Sachs Group, Inc.	4.750%	7/15/13	18,000	18,115
	Goldman Sachs Group, Inc.	5.250%	10/15/13	29,400	30,150
	Goldman Sachs Group, Inc.	6.000%	5/1/14	6,695	7,003
	Goldman Sachs Group, Inc.	6.250%	9/1/17	39,000	38,715
	Goldman Sachs Group, Inc.	7.500%	2/15/19	11,790	12,583
	Goldman Sachs Group, Inc.	6.125%	2/15/33	20,000	18,818
	Goldman Sachs Group, Inc.	6.450%	5/1/36	25,000	21,024
[3]	HBOS PLC	6.000%	11/1/33	19,000	10,678
	HSBC Bank USA	4.625%	4/1/14	13,100	12,935
	HSBC Bank USA	5.875%	11/1/34	21,000	20,022
	HSBC Holdings PLC	7.625%	5/17/32	15,800	16,360
	HSBC Holdings PLC	6.500%	5/2/36	22,000	21,340
^	Huntington National Bank	4.375%	1/15/10	16,000	15,856
	JPMorgan Chase & Co.	5.750%	1/2/13	14,000	14,452
	JPMorgan Chase & Co.	4.750%	5/1/13	8,000	8,166
	JPMorgan Chase & Co.	4.650%	6/1/14	16,500	16,446
	JPMorgan Chase & Co.	5.125%	9/15/14	9,665	9,613
	JPMorgan Chase & Co.	6.300%	4/23/19	43,000	43,670
[2]	JPMorgan Chase & Co.	7.900%	12/29/49	23,350	20,081
	Mellon Funding Corp.	5.000%	12/1/14	12,000	12,276
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	15,000	14,175
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	20,000	18,189
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	30,000	22,788
	Morgan Stanley	5.300%	3/1/13	37,925	38,444
	Morgan Stanley	6.000%	5/13/14	15,000	15,254
	Morgan Stanley	7.300%	5/13/19	31,455	32,739
	Morgan Stanley	7.250%	4/1/32	51,100	50,406
[3]	National Australia Bank	4.800%	4/6/10	21,000	20,815
	National City Bank - Cleveland OH	5.800%	6/7/17	50,000	46,468
	National City Bank of Pennsylvania	7.250%	10/21/11	22,000	23,029
	National Westminster Bank PLC	7.375%	10/1/09	29,825	29,855
	Northern Trust Co.	4.600%	2/1/13	10,000	10,038
	Northern Trust Corp.	4.625%	5/1/14	6,130	6,330
	PNC Bank NA	5.250%	1/15/17	16,000	14,362
[2]	PNC Funding Corp.	8.250%	5/31/49	12,000	9,840
	Regions Financial Corp.	7.000%	3/1/11	23,000	22,285

	Royal Bank of Canada	5.650%	7/20/11	20,000	21,351
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	18,975	15,194
	State Street Corp.	5.375%	4/30/17	55,500	53,378
	SunTrust Bank Atlanta GA	6.375%	4/1/11	15,000	15,338
[3]	Svenska Handelsbanken AB	4.875%	6/10/14	29,000	28,812
	US Bank NA	6.375%	8/1/11	25,000	26,755
	US Bank NA	4.950%	10/30/14	12,400	13,017
	Wachovia Bank NA	4.800%	11/1/14	19,640	18,842
	Wachovia Corp.	4.875%	2/15/14	19,250	18,877
	Wachovia Corp.	6.605%	10/1/25	15,000	13,322
[3]	WEA Finance LLC	7.125%	4/15/18	21,425	19,843
	Wells Fargo Bank NA	6.450%	2/1/11	25,000	26,117
	Wells Fargo Bank NA	5.950%	8/26/36	25,000	22,746
[2]	Wells Fargo Capital XV	9.750%	12/29/49	15,825	15,192
	Wells Fargo Financial, Inc.	5.500%	8/1/12	34,100	35,688

	Brokerage (0.1%)
	Charles Schwab Corp.	4.950%	6/1/14	7,650	7,815

	Finance Companies (2.0%)
	American Express Centurion Bank	4.375%	7/30/09	11,500	11,500
	American General Finance Corp.	4.000%	3/15/11	12,000	8,010
	CIT Group, Inc.	4.650%	7/1/10	5,000	4,300
	CIT Group, Inc.	4.750%	12/15/10	13,110	10,619
	CIT Group, Inc.	5.400%	2/13/12	1,375	921
	CIT Group, Inc.	7.625%	11/30/12	3,855	2,699
	General Electric Capital Corp.	5.450%	1/15/13	25,550	26,489
	General Electric Capital Corp.	5.900%	5/13/14	10,565	10,843
	General Electric Capital Corp.	6.750%	3/15/32	75,000	68,351
	General Electric Capital Corp.	5.875%	1/14/38	25,000	19,613
	General Electric Capital Corp.	6.875%	1/10/39	33,000	29,765
	HSBC Finance Corp.	4.750%	7/15/13	12,225	11,755
	International Lease Finance Corp.	5.400%	2/15/12	20,000	15,800
	NYSE Euronext	4.800%	6/28/13	24,540	25,498

	Insurance (3.3%)
	ACE INA Holdings, Inc.	5.700%	2/15/17	15,000	14,885
	Aetna, Inc.	6.500%	9/15/18	5,395	5,385
	Allstate Corp.	7.500%	6/15/13	20,000	21,891
	Allstate Corp.	6.200%	5/16/14	7,000	7,362
	Allstate Corp.	7.450%	5/16/19	10,000	10,853
	American International Group, Inc.	4.250%	5/15/13	14,250	8,123
	American International Group, Inc.	6.250%	5/1/36	15,000	6,450
	Genworth Global Funding Trusts	5.125%	3/15/11	17,635	17,058
	Genworth Global Funding Trusts	5.750%	5/15/13	10,000	8,935
[3]	Genworth Life Institutional Funding	5.875%	5/3/13	12,000	10,776

	Hartford Financial Services Group, Inc.	5.500%	10/15/16	16,665	13,274
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	26,000	17,485
[3]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	16,809
[3]	MassMutual Global Funding II	3.625%	7/16/12	11,248	11,251
[3]	MetLife Global Funding I	5.750%	7/25/11	15,000	15,721
[3]	MetLife Global Funding I	5.125%	6/10/14	15,000	14,864
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,524
[3]	New York Life Insurance Co.	5.875%	5/15/33	44,785	36,445
	Principal Life Income Funding Trusts	5.125%	3/1/11	18,895	19,289
	Prudential Financial, Inc.	5.800%	6/15/12	29,165	29,231
	Prudential Financial, Inc.	5.100%	9/20/14	12,000	11,249
	Prudential Financial, Inc.	4.750%	6/13/15	21,000	18,479
	Travelers Cos. Inc.	5.800%	5/15/18	8,690	8,916
	UnitedHealth Group, Inc.	5.375%	3/15/16	16,000	14,989
	UnitedHealth Group, Inc.	6.000%	2/15/18	19,000	17,955
	XL Capital Ltd.	5.250%	9/15/14	16,000	13,417

	Real Estate Investment Trusts (1.1%)
	Brandywine Operating Partnership	5.750%	4/1/12	10,030	9,115
	ERP Operating LP	5.750%	6/15/17	10,000	9,263
	Health Care Property Investors, Inc.	6.000%	1/30/17	20,000	17,075
	Simon Property Group LP	5.100%	6/15/15	16,000	14,524
	Simon Property Group LP	5.250%	12/1/16	5,000	4,438
	Simon Property Group LP	5.875%	3/1/17	25,000	22,834
	Simon Property Group LP	6.125%	5/30/18	12,925	11,765
	Simon Property Group, L.P.	10.350%	4/1/19	11,270	12,609
[3]	WEA / WCI Finanace LLC	5.700%	10/1/16	7,375	6,374
[3]	WEA Finance/WT Finance	7.500%	6/2/14	25,000	25,063

					2,479,899
Industrial (20.3%)
	Basic Industry (1.6%)
	Alcan, Inc.	4.875%	9/15/12	10,500	10,366
	Alcan, Inc.	4.500%	5/15/13	22,300	21,690
	Alcoa, Inc.	5.720%	2/23/19	30,238	23,893
	Alcoa, Inc.	5.870%	2/23/22	11,337	8,815
	BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	33,500	35,036
	E.I. du Pont de Nemours & Co.	4.125%	3/6/13	27,200	27,840
	Monsanto Co.	5.500%	7/30/35	15,000	14,550
	Praxair, Inc.	6.375%	4/1/12	25,000	27,651
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	25,000	25,154

	Capital Goods (2.4%)
	3M Co.	6.375%	2/15/28	25,000	27,152
	Caterpillar, Inc.	6.950%	5/1/42	15,000	14,396
	Dover Corp.	4.875%	10/15/15	20,000	19,892
	Eaton Corp.	5.750%	7/15/12	15,600	16,441
	Eaton Corp.	5.300%	3/15/17	20,000	19,235

	Eaton Corp.	6.500%	6/1/25	10,000	9,278
	General Dynamics Corp.	4.250%	5/15/13	41,100	42,600
	John Deere Capital Corp.	7.000%	3/15/12	25,000	27,556
	PACTIV Corp.	8.125%	6/15/17	20,000	19,577
[3]	Siemens Financieringsmat	5.750%	10/17/16	25,000	25,708
	Tyco International Group SA	6.000%	11/15/13	20,800	21,204
	United Technologies Corp.	7.125%	11/15/10	25,000	26,782
	United Technologies Corp.	4.875%	5/1/15	15,000	16,097

	Communication (5.9%)
	AT&T Inc.	6.250%	3/15/11	15,500	16,468
	AT&T Inc.	6.500%	9/1/37	50,000	48,905
	AT&T Wireless	8.750%	3/1/31	27,000	33,736
	BellSouth Corp.	6.000%	10/15/11	31,000	33,196
	BellSouth Corp.	6.000%	11/15/34	34,000	32,414
	Chesapeake & Potomac Telephone Co.	7.875%	1/15/22	16,000	16,851
	Comcast Corp.	6.450%	3/15/37	20,000	19,813
	Comcast Corp.	6.950%	8/15/37	45,000	46,864
[3]	Cox Communications, Inc.	5.875%	12/1/16	40,000	39,062
	Deutsche Telekom International Finance	8.750%	6/15/30	40,000	47,026
	France Telecom	7.750%	3/1/11	24,000	25,940
	France Telecom	8.500%	3/1/31	50,000	64,507
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	26,592
	New Jersey Bell Telephone Co.	8.000%	6/1/22	14,585	15,459
	News America Inc.	6.200%	12/15/34	11,000	9,361
	Telefonica Europe BV	7.750%	9/15/10	25,000	26,346
	Time Warner Cable Inc.	5.850%	5/1/17	70,000	69,545
	Verizon Communications Inc.	5.250%	4/15/13	10,800	11,370
	Verizon Communications Inc.	5.500%	4/1/17	35,000	35,715
	Verizon Global Funding Corp.	4.375%	6/1/13	14,500	14,833
[3]	Verizon Wireless Capital LLC	7.375%	11/15/13	18,000	20,150
[3]	Verizon Wireless Capital LLC	5.550%	2/1/14	18,000	19,050
[3]	Verizon Wireless Capital LLC	8.500%	11/15/18	12,500	15,086
	Vodafone Group PLC	5.450%	6/10/19	26,000	25,734

	Consumer Cyclical (2.0%)
[3]	American Honda Finance	6.700%	10/1/13	25,000	24,964
	CVS Caremark Corp.	4.875%	9/15/14	12,000	12,103
	CVS Caremark Corp.	6.125%	8/15/16	25,000	25,722
	CVS Caremark Corp.	5.750%	6/1/17	25,000	25,117
	Daimler Finanace North America LLC	6.500%	11/15/13	5,000	5,136
	Lowe's Cos., Inc.	5.000%	10/15/15	15,901	16,843
	McDonald's Corp.	5.750%	3/1/12	10,000	10,856
	Staples Inc.	9.750%	1/15/14	13,450	15,064
	Target Corp.	6.350%	1/15/11	16,500	17,584
	Target Corp.	5.875%	3/1/12	31,000	33,491
	The Walt Disney Co.	5.625%	9/15/16	20,000	21,720
	Time Warner, Inc.	5.875%	11/15/16	39,000	38,539

	Consumer Noncyclical (5.4%)
	Abbott Laboratories	4.350%	3/15/14	20,000	20,785

	Amgen Inc.	6.150%	6/1/18	5,000	5,475
	Amgen Inc.	5.700%	2/1/19	8,055	8,558
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	31,125	32,694
	AstraZeneca PLC	5.900%	9/15/17	50,000	53,528
	Becton, Dickinson & Co.	4.550%	4/15/13	25,900	26,810
	Bestfoods	6.625%	4/15/28	25,000	26,531
[3]	Cargill Inc.	6.125%	9/15/36	22,000	18,931
[3]	Cargill Inc.	6.625%	9/15/37	42,830	39,329
	Coca-Cola Co.	5.750%	3/15/11	22,000	23,572
	Coca-Cola Co.	5.350%	11/15/17	50,000	53,924
	Eli Lilly & Co.	6.000%	3/15/12	10,000	11,001
	Eli Lilly & Co.	5.500%	3/15/27	20,000	20,060
	Express Scripts Inc.	6.250%	6/15/14	5,065	5,354
	General Mills, Inc.	5.650%	2/15/19	6,850	7,173
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	10,226
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	15,157
	Johnson & Johnson	3.800%	5/15/13	9,895	10,315
	Johnson & Johnson	6.730%	11/15/23	15,000	17,099
	Kimberly-Clark Corp.	6.250%	7/15/18	25,000	27,390
	Kraft Foods, Inc.	5.625%	11/1/11	17,625	18,712
	Merck & Co.	4.000%	6/30/15	13,585	13,812
	PepsiCo, Inc.	5.150%	5/15/12	43,869	47,435
	Pfizer, Inc.	5.350%	3/15/15	17,000	18,341
	Procter & Gamble Co.	6.450%	1/15/26	25,000	27,179
	Procter & Gamble Co.	5.550%	3/5/37	25,000	25,416
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	22,393	28,341
[3]	SABMiller PLC	6.500%	7/15/18	25,000	26,225
	Schering-Plough Corp.	5.550%	12/1/13	16,985	18,261

	Energy (1.7%)
	Burlington Resources, Inc.	6.500%	12/1/11	25,000	27,408
	ConocoPhillips	7.000%	3/30/29	11,500	12,438
	ConocoPhillips Canada Funding Co I	5.625%	10/15/16	25,000	26,528
	Devon Financing Corp.	7.875%	9/30/31	15,000	17,718
	Encana Corp.	6.500%	8/15/34	15,000	15,218
	EOG Resources Inc.	5.625%	6/1/19	8,285	8,668
	Halliburton Co.	5.500%	10/15/10	15,400	16,163
	Statoilhydro ASA	5.250%	4/15/19	8,895	9,117
	Suncor Energy, Inc.	5.950%	12/1/34	28,000	24,762
	Texaco Capital, Inc.	8.625%	4/1/32	25,000	32,069
	Valero Energy Corp.	7.500%	4/15/32	16,600	15,863

	Other Industrial (0.1%)
	Eaton Corp.	5.250%	6/15/35	14,500	11,031

	Technology (1.2%)
	Cisco Systems Inc.	5.250%	2/22/11	18,200	19,276
	Dell Inc.	5.875%	6/15/19	18,250	18,733
	International Business Machines Corp.	5.700%	9/14/17	41,710	44,297
	International Business Machines Corp.	7.000%	10/30/25	25,000	27,513
	Oracle Corp.	3.750%	7/8/14	15,000	15,000
	Oracle Corp.	6.125%	7/8/39	8,000	7,947

	Pitney Bowes, Inc.	4.750%	5/15/18	10,000	9,329

					2,458,787
Utilities (6.1%)
	Electric (6.0%)
	Alabama Power Co.	5.550%	2/1/17	11,765	12,415
	Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	15,064
	Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,806
	Consolidated Edison Co. of New York	5.625%	7/1/12	16,205	17,380
	Consolidated Edison Co. of New York	4.875%	2/1/13	9,700	10,033
	Consolidated Edison Co. of New York	6.300%	8/15/37	50,000	52,921
	Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	30,463
	Duke Energy Corp.	6.250%	1/15/12	20,000	21,511
[3]	EDP Finance BV	6.000%	2/2/18	50,000	50,919
	Florida Power & Light Co.	4.850%	2/1/13	12,000	12,545
	Florida Power & Light Co.	6.200%	6/1/36	22,452	24,402
	Florida Power Corp.	6.650%	7/15/11	25,000	27,007
	Georgia Power Co.	5.700%	6/1/17	50,000	53,522
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	36,279
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	40,000	43,622
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	12,000	12,007
	NiSource Finance Corp.	6.400%	3/15/18	50,000	46,004
	NSTAR Electric Co.	4.875%	10/15/12	20,800	21,439
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	10,192
	PECO Energy Co.	4.750%	10/1/12	12,000	12,618
	Potomac Electric Power	6.500%	11/15/37	8,000	8,185
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	2,836
	SCANA Corp.	6.875%	5/15/11	25,000	26,065
	SCANA Corp.	6.250%	2/1/12	28,930	29,992
	Southern California Edison Co.	5.000%	1/15/14	11,800	12,416
	Southern California Edison Co.	5.500%	8/15/18	25,000	26,706
	Southern Co.	5.300%	1/15/12	20,000	21,028
	Virginia Electric & Power Co.	4.750%	3/1/13	16,350	16,967
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	53,556
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,053

	Natural Gas (0.1%)
[3]	Duke Energy Field Services	6.450%	11/3/36	9,375	7,492
					730,445
Total Corporate Bonds (Cost $5,724,955)					5,669,131
Sovereign Bonds (U.S. Dollar-Denominated) (4.5%)
	Asian Development Bank	4.500%	9/4/12	40,000	42,056
	BK Nederlandse Gemeenten	6.000%	3/26/12	50,000	54,368
	European Investment Bank	4.625%	5/15/14	54,000	57,249
	European Investment Bank	4.625%	10/20/15	15,000	15,707
	Export Development Canada	4.625%	4/1/10	25,000	25,486
	Hydro Quebec	6.300%	5/11/11	50,000	52,990
	Japan Bank International	4.750%	5/25/11	35,000	35,944
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	22,000	23,172

Oesterreichische Kontrollbank	4.500%	3/9/15	17,000	17,233
Province of Manitoba	4.450%	4/12/10	10,000	10,167
Province of New Brunswick	5.200%	2/21/17	30,000	30,613
Province of Ontario	5.000%	10/18/11	20,000	21,081
Province of Ontario	4.950%	6/1/12	50,000	51,438
Province of Ontario	5.125%	7/17/12	25,000	25,837
Province of Ontario	4.500%	2/3/15	40,000	40,016
Province of Quebec	6.125%	1/22/11	19,500	20,520
Province of Quebec	5.125%	11/14/16	20,000	20,367
Total Sovereign Bonds (Cost $523,846)				544,244
Taxable Municipal Bonds (2.4%)
Duke Univ. North Carolina Rev.	5.850%	4/1/37	62,165	67,100
Illinois (Taxable Pension) GO	4.950%	6/1/23	21,275	20,519
Illinois (Taxable Pension) GO	5.100%	6/1/33	6,500	5,788
Illinois State Tollway Highway Auth. Toll Highway Rev.	6.184%	1/1/34	10,565	10,810
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	46,080	50,336
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	15,445	18,313
Oregon School Board Assn.	4.759%	6/30/28	15,000	12,238
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	6,515	6,715
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	3,815	3,919
President and Fellows of Harvard College	6.300%	10/1/37	68,000	68,687
Princeton University	5.700%	3/1/39	13,020	13,070
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	5,575	5,777
Wisconsin Public Service Rev.	5.700%	5/1/26	9,000	8,544
Total Taxable Municipal Bonds (Cost $292,872)				291,816
Tax-Exempt Municipal Bonds (0.1%)
Dallas TX Area Rapid Transit Rev. (Cost $14,506)	5.999%	12/1/44	14,500	14,747

		Shares
Common Stocks (38.0%)
Consumer Discretionary (3.4%)
	Home Depot, Inc.	6,570,600	155,263
	Genuine Parts Co.	3,265,700	109,597
	VF Corp.	890,220	49,274
	Mattel, Inc.	3,055,500	49,041
	The Stanley Works	1,426,900	48,286

			411,461
Consumer Staples (5.1%)
	Kimberly-Clark Corp.	2,909,900	152,566
	Philip Morris International Inc.	2,442,200	106,529
	Altria Group, Inc.	5,227,000	85,671
	Kraft Foods Inc.	2,168,000	54,937
	H.J. Heinz Co.	1,466,000	52,336
	Unilever NV ADR	1,929,700	46,660
	Sysco Corp.	1,933,200	43,458
	Lorillard, Inc.	600,100	40,669
	PepsiCo, Inc.	528,300	29,035

			611,861
Energy (4.5%)
	Chevron Corp.	2,995,700	198,465
	Total SA ADR	2,452,700	133,010
	BP PLC ADR	2,674,800	127,534
	ConocoPhillips Co.	1,563,600	65,765
	Royal Dutch Shell PLC ADR Class B	469,656	23,887

			548,661
Financials (5.2%)
	Toronto Dominion Bank	2,431,300	125,722
	Bank of Nova Scotia	2,314,300	86,786
	HSBC Holdings PLC	9,646,400	80,366
	Standard Chartered PLC	3,967,808	74,607
	AFLAC Inc.	1,822,500	56,662
^	M & T Bank Corp.	1,044,000	53,171
	The Chubb Corp.	1,139,500	45,443
	Marsh & McLennan Cos., Inc.	2,237,300	45,037
	The Allstate Corp.	1,603,700	39,130
	Regency Centers Corp. REIT	537,117	18,751

			625,675
Health Care (5.4%)
	Merck & Co., Inc.	7,553,950	211,208
	Pfizer Inc.	10,399,100	155,987
	Johnson & Johnson	2,719,800	154,485
	Wyeth	1,258,500	57,123
	GlaxoSmithKline PLC ADR	1,252,000	44,246
	Bristol-Myers Squibb Co.	1,478,600	30,030

			653,079
Industrials (5.6%)
	3M Co.	1,625,800	97,711
	General Electric Co.	8,155,700	95,585
	Waste Management, Inc.	3,154,000	88,817
	Eaton Corp.	1,678,300	74,869
	Illinois Tool Works, Inc.	1,783,800	66,607
	PACCAR, Inc.	1,991,700	64,750

Rockwell Automation, Inc.	1,477,900	47,470
Caterpillar, Inc.	1,349,800	44,597
Emerson Electric Co.	1,290,500	41,812
Schneider Electric SA	304,448	23,302
The Boeing Co.	545,100	23,167
Republic Services, Inc. Class A	472,600	11,536

		680,223
Information Technology (1.8%)
Intel Corp.	5,826,300	96,425
Analog Devices, Inc.	2,955,200	73,230
Maxim Integrated Products, Inc.	3,307,500	51,895

		221,550
Materials (1.5%)
PPG Industries, Inc.	1,583,900	69,533
E.I. du Pont de Nemours & Co.	2,626,400	67,288
Packaging Corp. of America	3,040,600	49,258

		186,079
Telecommunication Services (2.3%)
AT&T Inc.	6,060,980	150,554
Verizon Communications Inc.	2,642,800	81,213
Telefonica SA	952,138	21,623
Koninklijke KPN NV	1,447,752	19,976

		273,366
Utilities (3.2%)
Dominion Resources, Inc.	4,589,500	153,381
FPL Group, Inc.	1,393,400	79,229
American Electric Power Co., Inc.	2,019,700	58,349
Exelon Corp.	1,061,200	54,344
Edison International	1,237,600	38,935

		384,238
Total Common Stocks (Cost $4,674,476)		4,596,193

		Coupon
Temporary Cash Investments (1.1%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund	0.395%		30,236,300	30,236

			Maturity Date	Face Amount ($000)
Repurchase Agreement (0.9%)
	Goldman Sachs & Co. (Dated 6/30/09, Repurchase Value $103,700,000, collateralized by Government National Mortgage Assn. 5.50%, 5/15/39)	0.050%	7/1/09	103,700	103,700
Total Temporary Cash Investments (Cost $133,936)					133,936

Total Investments (100.0%) (Cost $12,198,288)	12,088,651
Other Assets and Liabilities-Net (0.0%)[5]	(1,307)
Net Assets (100%)	12,087,344

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,074,000.
1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities was $559,007,000, representing 4.6% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $30,236,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Wellesley Income Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $12,198,288,000. Net unrealized depreciation of investment securities for tax purposes was $109,637,000, consisting of unrealized gains of $603,226,000 on securities that had risen in value since their purchase and $712,863,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as

Wellesley Income Fund

determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At June 30, 2009, the fund had the following open swap contract:

Wellesley Income Fund

Credit Default Swaps
Reference Entity	Termination Date	Counterparty[1]	Notional Amount ($000)	Premium Received (Paid)	Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
XL Capital Ltd.	9/20/2014	GSI	9,000	(5.000%)	(1,755)	(1,975)
1 GSI—Goldman Sachs International.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	838,584	—
Corporate Bonds	—	5,669,131	—
Sovereign Bonds	—	544,244	—
Taxable Municipal Bonds	—	291,816	—
Tax-Exempt Municipal Bonds	—	14,747	—
Common Stocks	4,376,321	219,872	—
Temporary Cash Investments	30,236	103,700	—
Swap Contracts—Liabilities	—	(1,975)	—
Total	4,406,557	7,680,339	—

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD WELLESLEY INCOME FUND
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.